Group Statement of changes in Equity (Parenthetical) - Assets and liabilities classified as held for sale £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£)
Statement of changes in equity [abstract]
Other comprehensive income, net of tax, exchange differences on translation of foreign operations and hedges of net investments in foreign operations	£ 9
Other comprehensive income, net of tax, exchange differences on translation of foreign operations and hedges of net investments in foreign operations	£ (9)